SCHEDULE OF REVENUES BY PRODUCT CATEGORIES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from External Customer [Line Items]
Total	$ 7,710,901	$ 12,085,711
Traditional Pet Products [Member]
Revenue from External Customer [Line Items]
Total	5,343,190	4,660,824
Intelligent Pet Products [Member]
Revenue from External Customer [Line Items]
Total	1,701,321	4,546,642
Climbing Hooks and Others [Member]
Revenue from External Customer [Line Items]
Total	666,390	2,878,245
Product [Member]
Revenue from External Customer [Line Items]
Total	$ 7,710,901	$ 12,085,711